Business Acquisition	12 Months Ended
Dec. 31, 2023
IDoc Virtual Telehealth Solutions, Inc.
Business Acquisition

Note 3Business Acquisition

Encompass Healthcare Billing, LLC

On January 1, 2022, the Company completed the acquisition of 100% of Encompass Healthcare Billing, LLC. (“Encompass”) with a stock purchase agreement to acquire the equity interests of Encompass, pursuant to the acquisition agreement (“Acquisition Agreement”). In accordance with the Acquisition Agreement, the Company acquired all the outstanding shares of Encompass in exchange for 22 shares or $300,000 of the Company’s issued and outstanding shares of common stock.

The Acquisition agreement was amended during the year ended December 31, 2022 to a cash payment of $300,000 in lieu of the Company’s common stock. As of December 31, 2023, the cash payment of $300,000 was due on the Acquisition Agreement.

Encompass is a nationwide full service medical billing service provider, specializing in intraoperative neuromonitoring services (“IONM”) medical billing. IONM medical billing is very complex compared to any other specialty billing. Encompass takes steps proactively to provide the payers with the information required to collect the proper reimbursement and is very successful in appealing the claims and getting the reimbursement on originally denied claims. The Company acquired Encompass to drive operational efficiencies and capture market growth in the IONM medical billing segment.

Consideration
Cash payment due	$300,000
Total consideration	$300,000
Fair values of identifiable net assets and liabilities:
Assets
Cash	$39,313
Accounts receivable	157,954
Customer list	15,000
Right-of -use asset	78,464
Total assets	290,731
Liabilities Accounts payable	7,343
Right-of -use liability	78,464
Total liabilities	85,807
Total fair value of identifiable net assets and liabilities	$204,924
Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$95,076

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination in accordance with ASC 805, Business Combinations. The acquisition resulted in $95,076 in goodwill which is recorded on the reporting unit’s books (see Note 5). The values assigned to the balance sheet items are based on the independent valuation of the Company’s consideration in the transaction and the total fair value of Encompass’s identifiable net assets and liabilities.